STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 23, 2011	Nov. 23, 2011 Convertible Notes [Member]	Nov. 23, 2011 Series O Warrants [Member] Convertible Notes [Member]	May 31, 2012 Common Stock [Member]	Jul. 31, 2011 Common Stock [Member]	May 31, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Feb. 28, 2011 Common Stock [Member]	Aug. 31, 2012 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Nov. 23, 2011 Common Stock [Member] Convertible Notes [Member]
Common Stock:
Restricted stock issuances, shares								13,455,958					2,434,871	13,455,958
Restricted stock issuances, price per share													$ 0.094	$ 0.12
Restricted stock issuances													$ 228,250
Issuance of common stock for cash			2,249,860	1,459,632				2,500,000
Number of warrants	102,342,619		102,342,619		105,012,247	81,587,843	911,765							1,345,596	35,514,789
Warrant exercise price							0.17							0.15
Proceeds from sale of common stock	37,000		2,249,860	288,111				1,614,715
Debt issued						2,012,500
Proceeds from convertible note payable		1,750,000	1,750,000			1,750,000
Original issue discount, net	5,294		5,399			13
Cash commission						155,000								161,472
Legal expenses						20,000
Expenses related to the investment						60,000
Warrant term														5 years
Callable threshold, price per share														$ 0.25
Shares sold to investor, shares									416,667	1,609,600	250,000	2,000,000
Shares sold to investor									$ 91,541	$ 184,464	$ 25,000	$ 200,000